ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.ORGANIZATION AND BASIS OF PRESENTATION

Top Margin Limited was incorporated under the laws of the Cayman Islands on January 11, 2007. In June 2017, Top Margin Limited changed the corporate name into RYB Education, Inc. (the “Company”). The Company, its subsidiary, its consolidated variable interest entity (“VIE”) and VIE’s subsidiaries and kindergartens  (collectively the “Group”) are primarily engaged in providing kindergarten educational services, play-and-learn centers services and sale of educational merchandise in the People’s Republic of China (“PRC”).

As of December 31, 2017, details of the Company’s subsidiary, its VIE and VIE’s major subsidiaries and kindergartens were as follows:

Percentage of
	Date of	Place of	legal ownership
Name	establishment	establishment	by the Company	Principal activities

Subsidiary:
Beijing RYB Technology Development Co., Ltd. (“RYB Technology”)	December 24, 2007	PRC	100%	Investment holding and provision of educational services
Variable interest entity:
Beijing RYB Children Education Technology Development Co., Ltd. (“Beijing RYB”)	July 3, 2001	PRC	Consolidated VIE	Investment holding and provision of educational services
VIE’s major subsidiaries and kindergartens (1):

Shenzhen RYB Children Education
Technology Development Co., Ltd.	June 20, 2007	PRC	Consolidated VIE	Sale of educational merchandise and provision of educational services
Beijing Fengtai District RYB Education Training School	July 15, 2010	PRC	Consolidated VIE	Training services
Beijing RYB Youer Technology Development Co., Ltd.	April 2, 2014	PRC	Consolidated VIE	Play-and-learn centers services
Beijing Qingtian Youpin E-Commerce Co., Ltd.	June 8, 2015	PRC	Consolidated VIE	Sale of educational merchandise
Beijing Haidian District RYB Multi-Dimension Intelligence Experimental Kindergarten (2)	January 10, 2005	PRC	Consolidated VIE	Kindergarten services
Beijing Fengtai District RYB Multi-Dimension
Intelligence Experimental Kindergarten (2)	April 14, 2005	PRC	Consolidated VIE	Kindergarten services
Beijing Development RYB Bilingual Kindergarten (2)	February 21, 2006	PRC	Consolidated VIE	Kindergarten services
Beijing Daxing District RYB Kindergarten (2)	July 17, 2008	PRC	Consolidated VIE	Kindergarten services
Beijing Changping District Huilongguan RYB Kindergarten (2)	November 4, 2008	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District Century Jiahua Kindergarten (2)	August 27, 2009	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Kindergarten (2)	August 27, 2009	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Zhongcanyuan Kindergarten (2)	September 14, 2010	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Xintiandi Kindergarten (2)	April 11, 2011	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Hepingli Kindergarten (2)	April 11, 2011	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Dongba Kindergarten (2)	July 5, 2011	PRC	Consolidated VIE	Kindergarten services
Dalian Jinzhou New District RYB Hongxinghai Kindergarten (2)	November 20, 2011	PRC	Consolidated VIE	Kindergarten services
Changsha Kaifu District RYB Kindergarten (2)	March 30, 2012	PRC	Consolidated VIE	Kindergarten services
Jinan Licheng District RYB Wanxiang New Sky Kindergarten (2)	October 30, 2014	PRC	Consolidated VIE	Kindergarten services
Hefei Faneng Sunshine Beach Kindergarten (2)	January 18, 2013	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District Jingsong RYB Kindergarten (2)	July 5, 2013	PRC	Consolidated VIE	Kindergarten services
Guiyang Guanshanhu District RYB Jinyuan Kindergarten (2)	June 3, 2013	PRC	Consolidated VIE	Kindergarten services
Changsha Kaifu District Vanke City RYB Kindergarten (2)	January 8, 2014	PRC	Consolidated VIE	Kindergarten services
Qingdao Shibei District RYB Vanke City Kindergarten (2)	February 21, 2014	PRC	Consolidated VIE	Kindergarten services
Xiamen Siming District RYB Yongniantianshu Kindergarten (2)	July 10, 2015	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Zhuhuanian Kindergarten (2)	October 10, 2015	PRC	Consolidated VIE	Kindergarten services
Beijing Fangshan District RYB Changyang Peninsula Kindergarten (2)	May 3, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Daxing District RYB Hongmulin Kindergarten (2)	May 17, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Haidian District RYB Yidongyuan Kindergarten (2)	December 15, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Hongshan Youyou Education Technology Co., Ltd. (2)	October 18, 2016	PRC	Consolidated VIE	Hongshan Enable Alliance services
Beijing Mentougou District RYB Yongsheng Jiayuan Kindergarten (2)	November 16, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Xicheng District RYB Kindergarten (2)	January 16, 2017	PRC	Consolidated VIE	Kindergarten services
Shenyang Hunnan District RYB Shouchuang International City Kindergarten (2)	February 22, 2017	PRC	Consolidated VIE	Kindergarten services

(1)

The net revenues generated from these major subsidiaries and kindergartens accounted for approximately 70% of Group’s total net revenues for the year ended December 31, 2017. The English name is for identification purpose only.

(2)

These kindergartens are established and controlled by Beijing RYB or its subsidiaries. Under PRC laws and regulations, entities who establish kindergartens are commonly referred to as “sponsors” instead of “owners” or “shareholders”. The economic substance of “sponsorship” in respect of kindergartens is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

The VIE arrangements

PRC laws and regulations restrict foreign ownership and investment in the education industry at the kindergarten level. As the Company is deemed a foreign legal person under PRC laws, accordingly the Company’s subsidiary is not eligible to engage in the provision of kindergarten services.

To comply with these foreign ownership restrictions, the Company operates substantially all of its education services through its VIE, Beijing RYB, and the VIE’s subsidiaries and kindergartens in the PRC. The VIE and its subsidiaries and kindergartens hold leases and other assets necessary to provide education services and generate revenues. To provide the Company’s effective control over the VIE and the ability to receive substantially all of the economic benefits of the VIE and its subsidiaries and kindergartens, a series of contractual arrangements were entered into amongst RYB Technology, Beijing RYB and Beijing RYB’s shareholders on July 3, 2008, which were modified on September 19, 2011 and November 4, 2015 when there were changes in the shareholders in Beijing RYB.

•	Agreements that transfer economic benefits to the Group:

Exclusive Consultation and Service Agreement

Pursuant to the exclusive consultation and service agreement, Beijing RYB engages RYB Technology as its exclusive operational consultant, and RYB Technology agrees to provide necessary education related consulting services to assist Beijing RYB’s operational activities and business development. Without the prior written consent of RYB Technology, Beijing RYB shall not accept any services subject to this agreement from any third parties. The fees for such consultation and service are determined at RYB Technology’s discretion. For the years ended December 31, 2015, 2016, and 2017, $3,167, $2,139, and $6,075 service fees were charged by RYB Technology, respectively. Unless RYB Technology terminates this agreement in advance, this agreement will remain effective for ten years.  Upon request by RYB Technology, contractual parties to this agreement shall extend the term of this agreement prior to its expiration. Other contractual parties to this agreement cannot terminate this agreement unilaterally.

•	Agreements that provide the Company effective control over Beijing RYB:

Business Operation Agreement

Pursuant to the business operation agreement, Beijing RYB and its shareholders agreed to, (i) without prior written consent of RYB Technology, Beijing RYB will not conduct any transactions that may have substantial effects on its assets, businesses, personnel, obligations, rights, or business operations. (ii) Beijing RYB will accept and follow RYB Technology’s instructions in relation to Beijing RYB’s daily operational and financial management, election of directors, general manager, financial controller, kindergarten principals, and other senior management executives designated by RYB Technology. (iii) the shareholders will transfer any dividends, income, or interests received as the shareholders of Beijing RYB immediately and unconditionally to RYB Technology. Unless RYB Technology terminates this agreement in advance, this agreement will remain effective for ten years. Upon request by RYB Technology, contractual parties to this agreement shall extend the term of this agreement prior to its expiration. Other contractual parties to this agreement cannot terminate this agreement unilaterally.

Power of Attorney

Pursuant to the power of attorney, each of Beijing RYB’s shareholders irrevocably authorized RYB Technology, or any person(s) designated by RYB Technology, as the attorney-in-fact to act on his or her behalf on all matters pertaining to Beijing RYB and to exercise all of his or her rights as a shareholder of Beijing RYB, including but not limited to convene shareholders’ meeting, vote and sign any resolution as a shareholder, appoint directors, supervisors and officers, amend article of association, as well as the right to sell, transfer, pledge and dispose of all or a portion of the shares held by such shareholder. In addition, each such shareholders also undertakes that he or she will not engage in any activities in violation of this power of attorney or cause conflict of interest between RYB Technology and Beijing RYB or its subsidiaries and kindergartens. The power of attorney will remain in force and irrevocable as long as the applicable shareholder remains a shareholder of Beijing RYB, unless RYB Technology instructs to the contrary in writing.

Equity Pledge Agreement

Pursuant to the equity pledge agreement,  Beijing RYB’s shareholders pledged their respective equity interests in Beijing RYB to RYB Technology to guarantee Beijing RYB’s performance, and shareholders’ obligations under the contractual arrangements between the Beijing RYB, its shareholders and RYB Technology. If Beijing RYB or its shareholders breach their contractual obligations under these agreements, RYB Technology, as a pledgee, will have the right to dispose of the pledged equity interests in Beijing RYB and priority in receiving the proceeds from such disposal. Beijing RYB’s shareholders also agree that, during the term of the equity pledge agreement, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests.

Equity Disposal Agreement

Pursuant to the equity disposal agreement, Beijing RYB’s shareholders irrevocably granted RYB Technology or any third parties designated by RYB Technology an exclusive option to purchase all or part of those shareholders’ equity interests in Beijing RYB at any time that RYB Technology deems fit. The purchase price would be the minimum amount of consideration permitted under applicable PRC law at the time when the option is exercised. Those shareholders further undertake that they will not create any pledge or encumbrance on their equity interests in Beijing RYB, and transfer, gift or otherwise dispose of their equity interests in Beijing RYB to any person(s) other than RYB Technology or its designated third parties. This agreement will remain effective for ten years. Upon request by RYB Technology, contractual parties to this agreement shall extend the term of this agreement prior to its expiration.

As a result of these contractual arrangements, RYB Technology (1) has the power to direct the activities that most significantly affected the economic performance of Beijing RYB, and (2) received the economic benefits of Beijing RYB. In making the conclusion that the RYB Technology, a wholly owned subsidiary of the Company, is the primary beneficiary of Beijing RYB, the Company believes the Company’s rights under the terms of the equity disposal agreement has provided it with a substantive kick out right. More specifically, the Company believes the terms of the equity disposal agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option has not represented a financial barrier or disincentive for the Company to currently exercise its rights under the equity disposal agreement. In addition, the articles of association of Beijing RYB provided that the shareholders of Beijing RYB have the power to, in a shareholders’ meeting: (i) approve the operating strategy and investment plan; (ii) elect the members of board of directors and approve their compensation; and (iii) review and approve the annual budget and earnings distribution plan. Consequently, the Company’s rights under the business operation agreement and powers of attorney have reinforced the Company’s abilities to direct the activities most significantly impacting Beijing RYB’s economic performance. The Company also believes that this ability to exercise control ensured that Beijing RYB would continue to execute and renew service agreements and pay service fees to the Company. By charging service fees, and by ensuring that service agreements were executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from Beijing RYB.

•	Risks in relation to VIE structure

The Company believes that the contractual arrangements with Beijing RYB and its shareholders are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

•

Beijing RYB and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of Beijing RYB, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

•

Beijing RYB and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIE or the Group’s ability to conduct business.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•	If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s business and operations in China.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate Beijing RYB and its subsidiaries and kindergartens in the consolidated financial statements as the Group may lose the ability to exert effective control over Beijing RYB and its shareholders, and the Group may lose the ability to receive economic benefits from Beijing RYB.

The Group’s business has been directly operated by the VIE and its subsidiaries and kindergartens. For the years ended December 31, 2016 and 2017, the VIE and its subsidiaries and kindergartens accounted for an aggregate of 95% and 58%, respectively, of the Group’s consolidated total assets, and 97% and 95% respectively of the Group’s consolidated total liabilities.

The following financial information of the Company’s VIE and VIE’s subsidiaries and kindergartens after the elimination of inter-company transactions and balances as of December 31, 2016 and 2017, and for the three years ended December 31, 2017 was included in the accompanying consolidated financial statements:

	As of December 31,
	2016	2017

Cash and cash equivalents	42,927	64,626
Prepaid expenses and other current assets	9,394	9,392
Total current assets	60,625	78,594
Total assets	99,489	133,897
Total current liabilities	78,577	92,537
Total liabilities	97,239	118,068

	For the years ended December 31,
	2015	2016	2017

Net revenues	81,830	107,747	140,012
Net income	2,598	7,378	17,925

Net cash provided by operating activities	24,241	32,181	25,453
Net cash used in investing activities	(14,880)	(12,119)	(7,573)
Net cash provided by financing activities	695	1,422	381
Effects of exchange rate changes	(947)	(2,572)	3,609

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiary. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiary to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiary may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.